Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2020	45	47	92	478	570
Additions	19	—	19	—	19
Acquisition, business combination (Note 5)	—	48	48	304	352
Exchange differences	—	(4)	(4)	(46)	(50)
At December 31, 2020	64	91	155	736	891
Additions	13	—	13	—	13
Acquisition, business combination (Note 5)	—	7	7	106	113
Write-off of fully amortized intangible assets	(13)	—	(13)	—	(13)
Exchange differences	—	7	7	52	59
At December 31, 2021	64	105	169	894	1,063
Accumulated amortization
At January 1, 2020	(19)	(15)	(34)	—	(34)
Amortization charge	(12)	(13)	(25)	—	(25)
Exchange differences	—	1	1	—	1
At December 31, 2020	(31)	(27)	(58)	—	(58)
Amortization charge	(15)	(18)	(33)	—	(33)
Write-off of fully amortized intangible assets	13	—	13	—	13
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2021	(33)	(47)	(80)	—	(80)
Cost, net accumulated amortization
At December 31, 2020	33	64	97	736	833
At December 31, 2021	31	58	89	894	983

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2021	2021	2020	2020
	(in € millions)
Goodwill	129	765	125	611